UNITED STATES SECURITES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: MARCH 31, 2001

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                             Name: Jeffrey S. Halis

                    Address: 153 East 53rd Street, 55th Floor
                            New York, New York 10022

                          Form 13F File Number: 28-7420
                          -----------------------------
                      The institutional investment manager
                    filing this report and the person by whom
                     it is signed hereby represent that the
         person signing the report is authorized to submit it, that all information contained herein is true,
                      correct and complete, and that it is
                       understood that all required items,
                    statements, schedules, lists, and tables,
                        are considered integral parts of
                                   this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:              Jeffrey S. Halis


Title:
Phone:              212-446-2460
                    ------------

Signature, Place, and Date of Signing:

/s/Jeffrey S. Halis
New York, New York                       May 14, 2001

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

                                 Report Summary

Number of Other Included Managers:                              0
                                                                -

Form 13F Information Table Entry Total:                        69
                                                               --

Form 13F Information Table Value Total:
                                                         $106,675 (thousands)
List of Other Included Managers:

                     Provide a numbered list of the name(s)
                       and Form 13F file number(s) of all
                     institutional investment managers with
                     respect to which this report is filed,
                       other than the manager filing this
                       report. [If there are no entries in
                      this list, state "NONE" and omit the
                       column headings and list entries.]

No.          NONE


Form 13F File Number 28-

Name



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                                                                  FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER            VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS     CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS       SOLE    SHARED   NONE
    --------------             --------------     -----    ----------------  ----------------   --------       ----    ------   ----

Alleghany Corp Del                 COM          017175100     2716   13581    SH        SOLE                   13581
American Physicians Capital        COM          028884104      876   48000    SH        SOLE                   48000
Associated Banc Corp               COM          045487105      572   17218    SH        SOLE                   17218
AT&T Corp                          COM          001957109      567   26600    SH        SOLE                   26600
Bank Mutual Corporation            COM          063748107     3020  276133    SH        SOLE                  276133
Bank United Litigation Contingency RT CONT      065416117       14   55000    SH        SOLE                   55000
Brookline Bancorp Inc              COM          113739106     1842  139000    SH        SOLE                  139000
Cabot Microelectronics Corporation COM          12709P103      480   10910    SH        SOLE                   10910
Capitol Federal Financial          COM          14057C106     5852  367200    SH        SOLE                  367200
Cardinal Health Inc                COM          14149Y108      967   10000    SH        SOLE                   10000
Commercial Federal Corporation     COM          201647104      290   12991    SH        SOLE                   12991
Connecticut Bancshares Inc.        COM          207540105      271   13000    SH        SOLE                   13000
Cypress Communications Inc.        COM          232743104      153  325500    SH        SOLE                  325500
Dutchfork Bancshares Inc.          COM          26704P108      745   45000    SH        SOLE                   45000
E-Stamp Corp                       COM          269154100       18  295900    SH        SOLE                  295900
Edwards Lifesciences Corp          COM          28176E108     3673  187400    SH        SOLE                  187400
Empire Federal Bancorp Inc         COM          291657104     1318  100416    SH        SOLE                  100416
Erie Indemnity Co                  COM          29530P102    17436  611349    SH        SOLE                  611349
Evertrust Financial Group Inc.     COM          300412103     2692  201300    SH        SOLE                  201300
First Citizens Bancshares Inc      CL A         31946M103      657    6409    SH        SOLE                    6409
First Fed Bankshares Inc           COM          32020V100      870   86496    SH        SOLE                   86496
Gaston Federal Bancorp Inc.        COM          367304102      237   20200    SH        SOLE                   20200
Gentiva Health Services Inc.       COM          37247A102     4686  245849    SH        SOLE                  245849
Global Payments Inc                COM          37940X102     2002  108200    SH        SOLE                  108200
Greater Del. Valley Holdings       COM          391688108      186   17000    SH        SOLE                   17000
Greene County Bancorp Inc.         COM          394357107      119   12100    SH        SOLE                   12100
Homestead Bancorp Inc              COM          437698103      198   21900    SH        SOLE                   21900
Hudson City Bancorp                COM          443683107      198   10000    SH        SOLE                   10000
Huttig Building Products           COM          448451104     1321  316700    SH        SOLE                  316700
Intermedia Communications          COM          458801107     2962  170500    SH        SOLE                  170500
JDS Uniphase Corp                  COM          46612J101     1191   64600    SH        SOLE                   64600
Juniper Networks Inc               COM          48203R104      471   12400    SH        SOLE                   12400
Landmark Bancshares Inc.           COM          514928100      428   24900    SH        SOLE                   24900
Lee Enterprises Inc                COM          523768109     2865   94100    SH        SOLE                   94100
Leeds Federal Bankshares Inc.      COM          524226107     2014  153442    SH        SOLE                  153442
Liberte Investors Inc Del          COM          530154103       74   23117    SH        SOLE                   23117
Liberty Bancorp Inc NJ             COM          529905101     1455  155242    SH        SOLE                  155242
Liquid Audio Inc                   COM          53631T102      887  363900    SH        SOLE                  363900
Magellan Health Services Inc       COM          559079108      741   80100    SH        SOLE                   80100
Massey Energy Corp                 COM          576206106      651   27200    SH        SOLE                   27200
Momentum Business Applications Inc CL A         60877P108      936   69300    SH        SOLE                   69300
Montgomery Financial Corp          COM          613826106      229   19600    SH        SOLE                   19600
Mutual First Financial Inc.        COM          62845B104     1776  128000    SH        SOLE                  128000
Neomagic Corp                      COM          640497103       89   25800    SH        SOLE                   25800
Net Perceptions Inc                COM          64107U101      159  181600    SH        SOLE                  181600
Northwest Bancorp Inc PA           COM          667328108      492   49800    SH        SOLE                   49800
Octel Corp                         COM          675727101     5943  512300    SH        SOLE                  512300
Openwave Systems Inc               COM          683718100      383   19325    SH        SOLE                   19325
Pathfinder Bancorp Inc             COM          70320A103      163   24100    SH        SOLE                   24100
Power-One Inc.                     COM          739308104      348   24000    SH        SOLE                   24000
Progress Energy Inc                COM          743263105        0   20000    SH        SOLE                   20000
Pulaski Bancorp Inc                COM          745357103      279   24100    SH        SOLE                   24100
Redwood Trust Inc.                 COM          758075402      693   35200    SH        SOLE                   35200
Richmond County Financial Corp     COM          764556106      793   27000    SH        SOLE                   27000
River Valley Bancorp               COM          768475105      604   36200    SH        SOLE                   36200
Rome Bancorp                       COM          775877103     2445  149300    SH        SOLE                  149300
Sanmina Corp                       COM          800907107      829   43200    SH        SOLE                   43200
Stamps Com Inc                     COM          852857101     1314  437900    SH        SOLE                  437900
Synavant Inc                       COM          87157A105      127   28200    SH        SOLE                   28200
Teledyne Technologies Inc          COM          879360105     2523  180200    SH        SOLE                  180200
Telephone & Data Sys Inc           COM          879433100     6232   66650    SH        SOLE                   66650
Tenneco Automotive Inc             COM          880349105       67   23900    SH        SOLE                   23900
Texas Instruments Inc              COM          882508104     1191   38450    SH        SOLE                   38450
Tosco Corp                         COM NEW      891490302      428   10000    SH        SOLE                   10000
Veritas Software Co                COM          923436109     1379   29825    SH        SOLE                   29825
VoiceStream Wireless Corp          COM          928615103     2772   30010    SH        SOLE                   30010
Washington Mutual                  COM          939322103     3915   71500    SH        SOLE                   71500
West Essex Bancorp                 COM          952698108      326  25700     SH        SOLE                   25700
Willow Grove Bancorp Inc           COM          97111E101     2525  206123    SH        SOLE                  206123

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